UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for Wells Fargo Utilities and High Income Fund.

Date of reporting period: November 30, 2018

ITEM 1. INVESTMENTS

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name			Shares	Value
Common Stocks : 54.38%

Communication Services : 13.89%

Diversified Telecommunication Services : 10.39%
AT&T Incorporated			125,000	$3,905,000
Chunghwa Telecom Company Limited ADR			97,325	3,380,097
Verizon Communications Incorporated			75,000	4,522,500
				11,807,597

Wireless Telecommunication Services : 3.50%
SK Telecom Company Limited ADR			140,000	3,971,800

Utilities : 40.49%

Electric Utilities : 31.98%
American Electric Power Company Incorporated			55,000	4,275,700
Enel SpA			900,000	4,880,484
Entergy Corporation			15,000	1,305,900
Evergy Incorporated			59,810	3,550,920
Exelon Corporation			41,001	1,902,036
FirstEnergy Corporation			125,000	4,728,750
IDACORP Incorporated			25,000	2,456,000
PNM Resources Incorporated			120,000	5,186,400
Spark Energy Incorporated Class A			424,138	3,855,414
Terna SpA			750,000	4,192,734
				36,334,338

Gas Utilities : 0.02%
Chesapeake Utilities Corporation			300	25,812

Multi-Utilities : 8.49%
CenterPoint Energy Incorporated			61,000	1,708,610
MDU Resources Group Incorporated			200	5,294
Public Service Enterprise Group Incorporated			80,000	4,472,000
Sempra Energy			30,000	3,456,600
				9,642,504

Total Common Stocks (Cost $50,319,967)				61,782,051

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 29.75%

Communication Services : 5.11%

Diversified Telecommunication Services : 0.80%
GCI Incorporated	6.75%	6-1-2021	$125,000	125,000
Level 3 Financing Incorporated	5.13	5-1-2023	75,000	74,156
Level 3 Financing Incorporated	5.38	8-15-2022	125,000	124,688
Level 3 Financing Incorporated	5.38	1-15-2024	50,000	49,075
Level 3 Financing Incorporated	5.63	2-1-2023	65,000	64,968
Level 3 Financing Incorporated	6.13	1-15-2021	80,000	80,273
Zayo Group LLC 144A	5.75	1-15-2027	125,000	119,375
Zayo Group LLC	6.38	5-15-2025	275,000	269,844
				907,379

Entertainment : 0.15%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	100,000	96,750

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Entertainment (continued)
Live Nation Entertainment Incorporated 144A	5.38%	6-15-2022	$50,000	$50,313
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	25,000	24,867
				171,930

Media : 3.38%
CCO Holdings LLC	5.75	9-1-2023	50,000	50,250
CCO Holdings LLC 144A	5.00	2-1-2028	25,000	23,281
CCO Holdings LLC	5.13	2-15-2023	100,000	99,250
CCO Holdings LLC 144A	5.13	5-1-2023	135,000	134,156
CCO Holdings LLC 144A	5.13	5-1-2027	50,000	47,375
CCO Holdings LLC	5.25	9-30-2022	90,000	90,338
CCO Holdings LLC 144A	5.38	5-1-2025	335,000	329,138
CCO Holdings LLC 144A	5.50	5-1-2026	5,000	4,869
CCO Holdings LLC 144A	5.75	2-15-2026	275,000	275,003
CCO Holdings LLC 144A	5.88	4-1-2024	125,000	126,094
Cinemark USA Incorporated	4.88	6-1-2023	25,000	24,313
CSC Holdings LLC 144A	5.38	7-15-2023	200,000	198,500
CSC Holdings LLC 144A	5.50	5-15-2026	200,000	193,688
CSC Holdings LLC 144A	7.75	7-15-2025	100,000	104,375
CSC Holdings LLC	8.63	2-15-2019	125,000	126,094
Dish DBS Corporation	7.75	7-1-2026	50,000	44,344
Dish Network Corporation	3.38	8-15-2026	75,000	65,843
EMI Music Publishing Group 144A	7.63	6-15-2024	150,000	160,500
Gray Escrow Incorporated 144A	7.00	5-15-2027	25,000	25,375
Gray Television Incorporated 144A	5.13	10-15-2024	100,000	95,750
Gray Television Incorporated 144A	5.88	7-15-2026	325,000	316,063
Lamar Media Corporation	5.38	1-15-2024	50,000	50,375
National CineMedia LLC	6.00	4-15-2022	300,000	301,125
Nexstar Broadcasting Group Incorporated 144A	5.63	8-1-2024	50,000	48,250
Nexstar Broadcasting Group Incorporated	5.88	11-15-2022	25,000	25,250
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	150,000	151,875
Nielsen Finance LLC 144A	5.00	4-15-2022	100,000	97,790
Outfront Media Capital Corporation	5.25	2-15-2022	15,000	15,056
Outfront Media Capital Corporation	5.63	2-15-2024	29,000	29,000
Outfront Media Capital Corporation	5.88	3-15-2025	65,000	65,163
Salem Media Group Incorporated 144A	6.75	6-1-2024	300,000	269,250
The E.W. Scripps Company 144A	5.13	5-15-2025	275,000	257,813
				3,845,546

Wireless Telecommunication Services : 0.78%
Sprint Capital Corporation	6.88	11-15-2028	225,000	217,406
Sprint Capital Corporation	8.75	3-15-2032	150,000	162,938
T-Mobile USA Incorporated	4.00	4-15-2022	50,000	49,188
T-Mobile USA Incorporated	5.13	4-15-2025	25,000	24,813
T-Mobile USA Incorporated	5.38	4-15-2027	150,000	145,875
T-Mobile USA Incorporated	6.00	3-1-2023	25,000	25,550
T-Mobile USA Incorporated	6.38	3-1-2025	145,000	149,169
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,150
T-Mobile USA Incorporated	6.50	1-15-2026	100,000	103,750
				883,839

Consumer Discretionary : 3.64%

Auto Components : 0.65%
Allison Transmission Incorporated 144A	4.75	10-1-2027	75,000	67,500
Allison Transmission Incorporated 144A	5.00	10-1-2024	400,000	384,500
Cooper Tire & Rubber Company	7.63	3-15-2027	257,000	274,348
Cooper Tire & Rubber Company	8.00	12-15-2019	15,000	15,563
				741,911

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Distributors : 0.19%
LKQ Corporation	4.75%	5-15-2023	$225,000	$214,313

Diversified Consumer Services : 0.57%
Carriage Services Incorporated 144A	6.63	6-1-2026	50,000	49,438
Service Corporation International	4.63	12-15-2027	50,000	46,625
Service Corporation International	7.50	4-1-2027	425,000	462,188
Service Corporation International	8.00	11-15-2021	85,000	93,075
				651,326

Hotels, Restaurants & Leisure : 0.68%
CCM Merger Incorporated 144A	6.00	3-15-2022	425,000	430,313
Hilton Domestic Operating Company Incorporated 144A	5.13	5-1-2026	50,000	49,000
KFC Holding Company 144A	5.00	6-1-2024	100,000	98,625
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	200,000	192,500
				770,438

Specialty Retail : 1.40%
Asbury Automotive Group Incorporated	6.00	12-15-2024	350,000	341,688
Group 1 Automotive Incorporated	5.00	6-1-2022	125,000	121,875
Group 1 Automotive Incorporated 144A	5.25	12-15-2023	120,000	116,100
Lithia Motors Incorporated 144A	5.25	8-1-2025	350,000	328,125
Penske Auto Group Incorporated	3.75	8-15-2020	50,000	49,813
Penske Auto Group Incorporated	5.38	12-1-2024	300,000	284,625
Penske Auto Group Incorporated	5.75	10-1-2022	99,000	99,495
Sonic Automotive Incorporated	5.00	5-15-2023	145,000	132,494
Sonic Automotive Incorporated	6.13	3-15-2027	125,000	110,938
				1,585,153

Textiles, Apparel & Luxury Goods : 0.15%
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	185,000	172,975

Consumer Staples : 0.40%

Beverages : 0.04%
Cott Beverages Incorporated 144A	5.50	4-1-2025	50,000	48,250

Food Products : 0.28%
B&G Foods Incorporated	4.63	6-1-2021	30,000	29,475
B&G Foods Incorporated	5.25	4-1-2025	75,000	70,883
Darling Ingredients Incorporated	5.38	1-15-2022	15,000	15,019
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	110,000	106,975
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	25,000	23,625
Prestige Brands Incorporated 144A	6.38	3-1-2024	35,000	34,672
US Foods Incorporated 144A	5.88	6-15-2024	30,000	29,775
				310,424

Household Products : 0.08%
Central Garden & Pet Company	5.13	2-1-2028	25,000	22,625
Central Garden & Pet Company	6.13	11-15-2023	20,000	20,308
Spectrum Brands Incorporated	5.75	7-15-2025	25,000	23,656
Spectrum Brands Incorporated	6.63	11-15-2022	25,000	25,513
				92,102

Energy : 6.78%

Energy Equipment & Services : 2.03%
Bristow Group Incorporated	6.25	10-15-2022	325,000	163,719

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
Bristow Group Incorporated 144A	8.75%	3-1-2023	$75,000	$62,625
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	150,000	88,500
Era Group Incorporated	7.75	12-15-2022	215,000	212,850
Hilcorp Energy Company 144A	5.00	12-1-2024	150,000	136,125
Hilcorp Energy Company 144A	5.75	10-1-2025	175,000	161,875
Hilcorp Energy Company 144A	6.25	11-1-2028	75,000	70,313
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	350,000	316,973
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	100,000	59,500
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	120,000	80,700
NGPL PipeCo LLC 144A	4.38	8-15-2022	25,000	24,625
NGPL PipeCo LLC 144A	4.88	8-15-2027	50,000	47,750
NGPL PipeCo LLC 144A	7.77	12-15-2037	625,000	718,750
Oceaneering International Incorporated	6.00	2-1-2028	75,000	67,694
USA Compression Partners LP 144A	6.88	4-1-2026	100,000	97,625
				2,309,624

Oil, Gas & Consumable Fuels : 4.75%
Andeavor Logistics LP	5.25	1-15-2025	50,000	50,775
Archrock Partners LP	6.00	10-1-2022	75,000	73,125
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	75,000	76,313
Cheniere Energy Partners LP	5.25	10-1-2025	525,000	511,219
Cheniere Energy Partners LP 144A	5.63	10-1-2026	50,000	48,625
Continental Resources Incorporated	3.80	6-1-2024	100,000	94,428
Continental Resources Incorporated	4.38	1-15-2028	25,000	23,562
DCP Midstream Operating LP	2.70	4-1-2019	75,000	74,625
Denbury Resources Incorporated	6.38	8-15-2021	285,000	245,100
Denbury Resources Incorporated 144A	9.25	3-31-2022	86,000	85,785
Enable Midstream Partner LP	2.40	5-15-2019	275,000	273,308
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	50,000	51,298
EnLink Midstream Partners LP	4.40	4-1-2024	300,000	286,328
EnLink Midstream Partners LP	4.85	7-15-2026	125,000	114,241
Exterran Partners LP	6.00	4-1-2021	250,000	245,000
Gulfport Energy Corporation	6.00	10-15-2024	75,000	68,625
Kinder Morgan Incorporated	6.50	9-15-2020	45,000	46,953
Kinder Morgan Incorporated	7.42	2-15-2037	90,000	98,743
Murphy Oil Corporation	4.45	12-1-2022	175,000	168,072
Murphy Oil Corporation	5.75	8-15-2025	15,000	14,471
Murphy Oil Corporation	6.88	8-15-2024	50,000	50,942
Nabors Industries Incorporated	0.75	1-15-2024	125,000	83,125
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	325,000	328,250
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	250,000	266,250
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	55,000	62,700
Rose Rock Midstream LP	5.63	7-15-2022	100,000	95,500
Rose Rock Midstream LP	5.63	11-15-2023	100,000	93,000
Sabine Pass Liquefaction LLC	5.63	2-1-2021	125,000	128,651
Sabine Pass Liquefaction LLC	6.25	3-15-2022	100,000	105,314
SemGroup Corporation	6.38	3-15-2025	275,000	258,500
SemGroup Corporation	7.25	3-15-2026	150,000	144,000
Southern Star Central Corporation 144A	5.13	7-15-2022	150,000	147,375
Southwestern Energy Company	7.50	4-1-2026	50,000	50,375
Southwestern Energy Company	7.75	10-1-2027	50,000	50,560
Summit Midstream Holdings LLC	5.75	4-15-2025	25,000	23,625
Tallgrass Energy Partners LP 144A	4.75	10-1-2023	50,000	49,438
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	600,000	601,500
Tesoro Logistics LP	6.38	5-1-2024	25,000	26,156
Ultra Resources Incorporated 144A	7.13	4-15-2025	425,000	174,250
				5,390,107

Financials : 1.86%

Banks : 0.01%
Citigroup Incorporated	4.13	3-9-2021	5,000	4,988

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Citigroup Incorporated	6.13%	3-9-2028	$10,000	$10,275
				15,263

Capital Markets : 0.02%
MSCI Incorporated 144A	5.38	5-15-2027	25,000	24,772

Consumer Finance : 0.78%
Ally Financial Incorporated	8.00	12-31-2018	75,000	75,216
Ally Financial Incorporated	8.00	3-15-2020	203,000	213,067
FirstCash Incorporated 144A	5.38	6-1-2024	125,000	122,813
Navient Corporation	8.00	3-25-2020	175,000	180,688
Springleaf Finance Corporation	6.00	6-1-2020	100,000	101,375
Springleaf Finance Corporation	7.13	3-15-2026	100,000	94,000
Springleaf Finance Corporation	7.75	10-1-2021	25,000	26,156
Springleaf Finance Corporation	8.25	10-1-2023	65,000	68,250
				881,565

Diversified Financial Services : 0.77%
LPL Holdings Incorporated 144A	5.75	9-15-2025	875,000	829,028
Vantiv LLC 144A	4.38	11-15-2025	50,000	46,563
				875,591

Insurance : 0.28%
AmWINS Group Incorporated 144A	7.75	7-1-2026	100,000	99,500
HUB International Limited 144A	7.00	5-1-2026	75,000	71,438
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	150,000	142,500
				313,438

Health Care : 3.14%

Health Care Equipment & Supplies : 0.58%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	50,000	48,750
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	25,000	25,406
Hologic Incorporated 144A	4.38	10-15-2025	225,000	213,750
Hologic Incorporated 144A	4.63	2-1-2028	25,000	23,391
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	200,000	203,500
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	50,000	46,313
Surgery Center Holdings Incorporated 144A	8.88	4-15-2021	100,000	101,500
				662,610

Health Care Providers & Services : 2.24%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	20,000	19,600
Centene Corporation 144A	5.38	6-1-2026	75,000	75,469
Centene Corporation	6.13	2-15-2024	25,000	25,998
CHS Incorporated	5.13	8-1-2021	300,000	284,063
Davita Incorporated	5.00	5-1-2025	125,000	117,500
HCA Incorporated	5.88	3-15-2022	25,000	25,981
HCA Incorporated	6.50	2-15-2020	325,000	333,938
HealthSouth Corporation	5.75	9-15-2025	75,000	74,344
Mednax Incorporated 144A	5.25	12-1-2023	50,000	49,375
Mednax Incorporated 144A	6.25	1-15-2027	50,000	49,813
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	325,000	323,781
MPT Operating Partnership LP	5.00	10-15-2027	100,000	95,000
MPT Operating Partnership LP	5.25	8-1-2026	150,000	146,625
MPT Operating Partnership LP	6.38	3-1-2024	10,000	10,350
NVA Holdings Company 144A	6.88	4-1-2026	25,000	23,844
Polaris Intermediate Corporation 144A	8.50	12-1-2022	50,000	49,750

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Select Medical Corporation	6.38%	6-1-2021	$315,000	$317,268
Tenet Healthcare Corporation	4.63	7-15-2024	118,000	113,210
Vizient Incorporated 144A	10.38	3-1-2024	350,000	380,625
Wellcare Health Plans Incorporated 144A	5.38	8-15-2026	25,000	24,817
				2,541,351

Health Care Technology : 0.30%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	275,000	265,719
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	75,000	74,531
				340,250

Life Sciences Tools & Services : 0.02%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	25,000	25,000

Industrials : 1.78%

Aerospace & Defense : 0.10%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	125,000	118,594

Airlines : 0.26%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	100,000	106,364
BBA US Holdings Incorporated 144A	5.38	5-1-2026	200,000	193,500
				299,864

Commercial Services & Supplies : 1.15%
Acco Brands Corporation 144A	5.25	12-15-2024	25,000	23,063
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	275,000	270,188
Aramark Services Incorporated 144A	5.00	2-1-2028	25,000	23,750
Aramark Services Incorporated	5.13	1-15-2024	60,000	60,300
Covanta Holding Corporation	5.88	3-1-2024	185,000	178,294
Covanta Holding Corporation	5.88	7-1-2025	75,000	70,594
Covanta Holding Corporation	6.00	1-1-2027	125,000	116,250
KAR Auction Services Incorporated 144A	5.13	6-1-2025	550,000	514,250
Waste Pro USA Incorporated 144A	5.50	2-15-2026	50,000	46,000
				1,302,689

Electrical Equipment : 0.07%
Resideo Funding Incorporated 144A	6.13	11-1-2026	75,000	74,719

Machinery : 0.20%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	225,000	222,188

Information Technology : 2.41%

Communications Equipment : 0.06%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	75,000	69,473

IT Services : 1.05%
Cardtronics Incorporated	5.13	8-1-2022	125,000	128,256
Cardtronics Incorporated 144A	5.50	5-1-2025	200,000	186,500
First Data Corporation 144A	5.00	1-15-2024	125,000	123,275
First Data Corporation 144A	5.38	8-15-2023	25,000	25,156
First Data Corporation 144A	5.75	1-15-2024	200,000	200,750
First Data Corporation 144A	7.00	12-1-2023	225,000	232,875
Gartner Incorporated 144A	5.13	4-1-2025	225,000	221,906
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	75,000	74,813
				1,193,531

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Software : 0.19%
CDK Global Incorporated	4.88%	6-1-2027	$25,000	$23,313
CDK Global Incorporated	5.00	10-15-2024	50,000	49,625
CDK Global Incorporated	5.88	6-15-2026	25,000	24,875
Fair Isaac Corporation 144A	5.25	5-15-2026	25,000	24,656
Infor US Incorporated	6.50	5-15-2022	50,000	49,750
Symantec Corporation 144A	5.00	4-15-2025	50,000	48,405
				220,624

Technology Hardware, Storage & Peripherals : 1.11%
Dell International LLC 144A	5.88	6-15-2021	250,000	253,509
Dell International LLC 144A	7.13	6-15-2024	475,000	497,859
NCR Corporation	5.88	12-15-2021	15,000	14,775
NCR Corporation	6.38	12-15-2023	500,000	493,750
				1,259,893

Materials : 1.21%

Chemicals : 0.04%
Celanese U.S. Holdings LLC	5.88	6-15-2021	20,000	20,884
Valvoline Incorporated	5.50	7-15-2024	25,000	24,813
				45,697

Containers & Packaging : 1.15%
Ball Corporation	4.88	3-15-2026	50,000	49,125
Ball Corporation	5.25	7-1-2025	40,000	40,600
Berry Global Incorporated	5.13	7-15-2023	50,000	49,531
Berry Global Incorporated	6.00	10-15-2022	65,000	65,813
Crown Americas LLC 144A	4.75	2-1-2026	75,000	72,285
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	155,000	165,850
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	150,000	138,563
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	50,000	47,125
Owens-Brockway Glass Container Incorporated 144A	5.38	1-15-2025	50,000	47,875
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	50,000	50,000
Owens-Illinois Incorporated 144A	6.38	8-15-2025	375,000	375,000
Sealed Air Corporation 144A	5.13	12-1-2024	100,000	97,500
Silgan Holdings Incorporated	5.50	2-1-2022	100,000	101,010
				1,300,277

Metals & Mining : 0.02%
Novelis Corporation 144A	6.25	8-15-2024	25,000	24,750

Real Estate : 1.70%

Equity REITs : 1.70%
CoreCivic Incorporated	4.63	5-1-2023	35,000	32,419
CoreCivic Incorporated	5.00	10-15-2022	100,000	95,313
Equinix Incorporated	5.75	1-1-2025	125,000	127,163
Equinix Incorporated	5.88	1-15-2026	100,000	101,500
ESH Hospitality Incorporated 144A	5.25	5-1-2025	325,000	310,781
Iron Mountain Incorporated 144A	4.38	6-1-2021	125,000	123,750
Iron Mountain Incorporated 144A	5.25	3-15-2028	50,000	45,252
Iron Mountain Incorporated 144A	5.38	6-1-2026	100,000	92,375
Iron Mountain Incorporated	6.00	8-15-2023	267,000	272,674
MGM Growth Properties LLC	4.50	1-15-2028	50,000	44,125
Sabra Health Care REIT Incorporated	5.38	6-1-2023	75,000	74,906
Sabra Health Care REIT Incorporated	5.50	2-1-2021	130,000	131,625
SBA Communications Corporation	4.88	7-15-2022	75,000	74,625
The Geo Group Incorporated	5.13	4-1-2023	50,000	45,125

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
The Geo Group Incorporated	5.88%	1-15-2022	$135,000	$132,403
The Geo Group Incorporated	5.88	10-15-2024	175,000	157,500
The Geo Group Incorporated	6.00	4-15-2026	75,000	66,563
				1,928,099

Utilities : 1.72%

Gas Utilities : 0.06%
AmeriGas Partners LP	5.75	5-20-2027	75,000	67,759

Independent Power & Renewable Electricity Producers : 1.66%
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	25,000	23,563
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	200,000	183,500
NSG Holdings LLC 144A	7.75	12-15-2025	397,500	425,325
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	550,000	534,875
TerraForm Power Operating LLC 144A	4.25	1-31-2023	350,000	332,500
TerraForm Power Operating LLC 144A	5.00	1-31-2028	75,000	67,148
TerraForm Global Operating LLC 144A	6.13	3-1-2026	125,000	117,113
TerraForm Power Operating LLC 144A	6.63	6-15-2025	200,000	206,000
				1,890,024

Total Corporate Bonds and Notes (Cost $34,608,908)				33,793,338

Loans : 1.33%

Communication Services : 0.33%

Media : 0.33%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±‡	5.60	10-19-2023	375,449	370,756

Consumer Discretionary : 0.47%

Hotels, Restaurants & Leisure : 0.47%
CCM Merger Incorporated (1 Month LIBOR +2.25%) ±	4.59	8-8-2021	45,391	45,187
Montreign Operating Company LLC (3 Month LIBOR +8.25%) ±	10.96	1-24-2023	522,375	488,421
				533,608

Energy : 0.15%

Oil, Gas & Consumable Fuels : 0.15%
Encino Acquisition Partners Holdings LLC (1 Month LIBOR +6.75%) ±‡	9.09	9-21-2025	75,000	75,188
Ultra Resources Incorporated (3 Month LIBOR +3.00%) ±<	0.00	4-12-2024	100,000	92,125
				167,313

Financials : 0.11%

Diversified Financial Services : 0.11%
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ±‡	10.03	4-30-2023	125,000	125,938

Health Care : 0.12%

Health Care Providers & Services : 0.01%
Press Ganey Holdings Incorporated (1 Month LIBOR +6.50%) ±‡	8.84	10-21-2024	11,236	11,236

Health Care Technology : 0.11%
Emerald Bidco Incorporated (1 Month LIBOR +2.75%) ±‡	5.09	10-23-2023	123,866	122,396

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 0.06%

Commercial Services & Supplies : 0.06%
Advantage Sales & Marketing LLC (1 Month LIBOR +6.50%) ±	8.84%	7-25-2022	$91,664	$73,675

Real Estate : 0.05%

Real Estate Management & Development : 0.05%
Capital Automotive LP (1 Month LIBOR +6.00%) ±	8.35	3-24-2025	61,237	61,314

Utilities : 0.04%

Independent Power & Renewable Electricity Producers : 0.04%
Vistra Energy Corporation (1 Month LIBOR +2.25%) ±	4.59	12-14-2023	49,125	48,542

Total Loans (Cost $1,570,069)				1,514,778

	Dividend yield		Shares
Preferred Stocks : 22.52%

Communication Services : 1.17%

Diversified Telecommunication Services : 1.17%
AT&T Incorporated	5.63		56,762	1,325,393

Energy : 0.20%

Oil, Gas & Consumable Fuels : 0.20%
Energy Transfer Partners	2.58		10,000	230,300

Utilities : 21.15%

Electric Utilities : 11.99%
Duke Energy Corporation	5.63		215,000	5,177,200
Georgia Power Company	5.00		50,000	1,050,000
NSTAR Electric Company	4.78		13,830	1,355,478
Southern Company	5.25		211,000	4,521,730
The Connecticut Light & Power Company	5.28		10,500	525,105
Union Electric Company	4.56		10,000	990,000
				13,619,513

Multi-Utilities : 9.16%
CenterPoint Energy Incorporated	7.00		2,000	100,400
CMS Energy Corporation	5.63		165,237	3,772,361
CMS Energy Corporation	5.88		10,328	256,444
DTE Energy Company	5.38		200,000	4,408,000
Integrys Holding Incorporated	6.00		25,000	625,000
NiSource Incorporated %%	0.00		50,000	1,243,000
				10,405,205

Total Preferred Stocks (Cost $27,895,404)				25,580,411

		Expiration date
Rights : 0.02%

Utilities : 0.02%

Independent Power & Renewable Electricity Producers : 0.02%
Vistra Energy Corporation †		12-31-2046	23,978	18,463

Portfolio of investments — November 30, 2018 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Total Rights (Cost $24,970)				$18,463

Yankee Corporate Bonds and Notes : 2.95%

Energy : 0.78%

Energy Equipment & Services : 0.19%
Ensco plc	5.75%	10-1-2044	$355,000	218,325

Oil, Gas & Consumable Fuels : 0.59%
Baytex Energy Corporation 144A	5.13	6-1-2021	125,000	118,750
Baytex Energy Corporation 144A	5.63	6-1-2024	175,000	150,500
Griffin Coal Mining Company Limited 144A(a)†	9.50	12-1-2016	61,991	0
Rockpoint Gas Storage 144A	7.00	3-31-2023	175,000	169,750
Teekay Corporation	8.50	1-15-2020	225,000	224,438
				663,438

Financials : 0.75%

Banks : 0.24%
Intelsat Connect Finance Company 144A	9.50	2-15-2023	50,000	46,750
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	200,000	195,000
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	30,000	30,103
				271,853

Diversified Financial Services : 0.51%
Intelsat Jackson Holdings SA	5.50	8-1-2023	495,000	436,838
Intelsat Jackson Holdings SA 144A	8.50	10-15-2024	150,000	148,515
				585,353

Health Care : 0.62%

Pharmaceuticals : 0.62%
Bausch Health Companies Incorporated 144A	5.50	3-1-2023	200,000	193,250
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	50,000	49,125
Bausch Health Companies Incorporated 144A	5.88	5-15-2023	180,000	174,825
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	200,000	187,740
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	25,000	25,844
Bausch Health Companies Incorporated 144A	7.00	3-15-2024	50,000	52,313
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	25,000	25,875
				708,972

Industrials : 0.56%

Aerospace & Defense : 0.04%
Avolon Holdings Funding Limited 144A	5.13	10-1-2023	50,000	49,813

Commercial Services & Supplies : 0.37%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	425,000	417,031

Machinery : 0.08%
Sensata Technologies BV 144A	5.00	10-1-2025	20,000	19,250
Sensata Technologies BV 144A	6.25	2-15-2026	74,000	75,342
				94,592

Professional Services : 0.07%
IHS Markit Limited 144A	4.75	2-15-2025	75,000	74,479

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Materials : 0.24%

Containers & Packaging : 0.22%
Ardagh Packaging Finance plc 144A	4.63%	5-15-2023	$100,000	$97,250
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	100,000	101,000
OI European Group BV 144A	4.00	3-15-2023	50,000	46,750
				245,000

Metals & Mining : 0.02%
ArcelorMittal SA	6.25	2-25-2022	25,000	26,334

Total Yankee Corporate Bonds and Notes (Cost $3,484,431)				3,355,190

	Yield		Shares

Short-Term Investments : 3.65%

Investment Companies : 3.65%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	2.13		4,143,986	4,143,986

Total Short-Term Investments (Cost $4,143,986)				4,143,986

Total investments in securities (Cost $122,047,735)	114.60%			130,188,217
Other assets and liabilities, net	(14.60)			(16,582,990)

Total net assets	100.00%			$113,605,227

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¥

A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
%%	The security is issued on a when-issued basis.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

Abbreviations:

ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	16,883,118	9,776,184	22,515,316	4,143,986	$4,143,986	3.65%

Wells Fargo Utilities and High Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2018, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of November 30, 2018, the Fund had unfunded loan commitments of $94,250.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$15,779,397	$0	$0	$15,779,397
Utilities	46,002,654	0	0	46,002,654
Corporate bonds and notes	0	33,793,338	0	33,793,338
Loans	0	809,264	705,514	1,514,778
Preferred stocks
Communication services	1,325,393	0	0	1,325,393
Energy	230,300	0	0	230,300
Utilities	20,529,135	3,495,583	0	24,024,718
Rights
Utilities	0	18,463	0	18,463
Yankee corporate bonds and notes	0	3,355,190	0	3,355,190
Short-term investments
Investment companies	4,143,986	0	0	4,143,986

Total assets	$88,010,865	$41,471,838	$705,514	$130,188,217

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At November 30, 2018, the Fund had no material transfers into/out of Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Utilities and High Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Utilities and High Income Fund

By:	/s/ Andrew Owen

Andrew Owen
President

Date: January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Utilities and High Income Fund

By:	/s/ Andrew Owen

Andrew Owen
President

Date: January 25, 2019

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: January 25, 2019